Form, Content and Other General Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of Information about Consolidated Structured Entities [Line Items]
Name of reporting entity	Telecom Italia S.p.A. (the "Parent"), also "TIM S.p.A.", and its subsidiaries form the "TIM Group" or the "Group".
Description of business	The Group is engaged principally in the communications sector and, particularly, the fixed and mobile national and international telecommunications sector.
Date of end of reporting period	Dec. 31, 2017
Description of financial statement preceding period	In accordance with IAS 1 (Presentation of Financial Statements) comparative information included in the consolidated financial statements is, unless otherwise indicated, that of the preceding two years.
Preceding period of consolidated financial statement	2 years
Description of functional currency	The TIM Group consolidated financial statements at December 31, 2017 are expressed in euro.
Level of rounding used in financial statement	Rounded to the nearest million, unless otherwise indicated.
Sofora-Telecom Argentina [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Description of disposal of business has been recognized under discontinued operations	The Sofora-Telecom Argentina group, which was sold on March 8, 2016, has been recognized under Discontinued operations.